Schedule of Future Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 71
2026	68
2027	19
2028
2029
Thereafter
Total	$ 158